Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,981	$ 2,218	$ 8,834	$ 6,355
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,643	1,222	4,526	3,502
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,338	996	3,688	2,853
Restructuring and other non-recurring items
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 620